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TYPE						13F-HR
PERIOD						06/30/05
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):		[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
Lauren DiPaulo	West Chester, Pennsylvania	July 12, 2005

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100    20775 423900.00SH       SOLE                423900.00
Adobe Systems Inc              COM              00724f101    23851 833650.00SH       SOLE                833650.00
Air Products & Chemicals Inc   COM              009158106    23407 388175.00SH       SOLE                388175.00
American International Group   COM              026874107     1551 26701.00 SH       SOLE                 26701.00
Amgen Inc                      COM              031162100     1989 32900.00 SH       SOLE                 32900.00
Analog Devices                 COM              032654105     1638 43900.00 SH       SOLE                 43900.00
Apple Computer                 COM              037833100    22613 614330.00SH       SOLE                614330.00
Archstone Communities Trust    COM              039583109      309  8000.00 SH       SOLE                  8000.00
Autodesk Inc                   COM              052769106    25037 729100.00SH       SOLE                729100.00
Avon Products                  COM              054303102    14452 381810.00SH       SOLE                381810.00
Bank of America Corp           COM              060505104    19318 423550.00SH       SOLE                423550.00
Bard (C.R.) Inc                COM              067383109    22723 341650.00SH       SOLE                341650.00
Bausch & Lomb Inc.             COM              071707103    18912 227850.00SH       SOLE                227850.00
Burlington Northern   Santa Fe COM              12189T104    14700 312225.00SH       SOLE                312225.00
CVS Corp                       COM              126650100     5954 204800.00SH       SOLE                204800.00
Citigroup Inc                  COM              172967101     1824 39450.00 SH       SOLE                 39450.00
Clorox Company                 COM              189054109    21905 393125.00SH       SOLE                393125.00
Comcast Corp - Cl A            COM              20030n101     5413 176500.00SH       SOLE                176500.00
ConAgra Foods Inc              COM              205887102      244 10525.00 SH       SOLE                 10525.00
Conocophillips                 COM              20825C104    26764 465540.00SH       SOLE                465540.00
Disney (Walt) Co               COM              254687106    22828 906605.00SH       SOLE                906605.00
Dominion Resources, Inc. - VA  COM              25746U109    11391 155215.00SH       SOLE                155215.00
Dow Chemical                   COM              260543103     1380 31000.00 SH       SOLE                 31000.00
Estee Lauder Companies - Cl A  COM              518439104     4553 116350.00SH       SOLE                116350.00
Exelon Corporation             COM              30161N101    18694 364200.00SH       SOLE                364200.00
Exxon Mobil Corporation        COM              30231G102      761 13250.00 SH       SOLE                 13250.00
Fedex Corp                     COM              31428x106     5626 69450.00 SH       SOLE                 69450.00
Flextronics Inc                COM              Y2573F102     3176 240450.00SH       SOLE                240450.00
General Electric Co            COM              369604103    27347 789230.00SH       SOLE                789230.00
Genzyme Corp - Genl Division   COM              372917104     5784 96250.00 SH       SOLE                 96250.00
Gilead Sciences Inc            COM              375558103     6387 145200.00SH       SOLE                145200.00
Gillette Co.                   COM              375766102      787 15550.00 SH       SOLE                 15550.00
HRPT Properties Trust          COM              40426W101      283 22750.00 SH       SOLE                 22750.00
Harrah's Entertainment Inc.    COM              413619107    23136 321025.00SH       SOLE                321025.00
Hartford Financial Services    COM              416515104    18589 248585.00SH       SOLE                248585.00
Honeywell International        COM              438516106    14522 396455.00SH       SOLE                396455.00
ITT Industries Inc             COM              450911102    23531 241025.00SH       SOLE                241025.00
Intel Corp                     COM              458140100    21336 819990.00SH       SOLE                819990.00
International Business Machine COM              459200101     1404 18925.00 SH       SOLE                 18925.00
Jabil Circuit Inc              COM              466313103     1426 46400.00 SH       SOLE                 46400.00
Johnson & Johnson              COM              478160104    25663 394820.00SH       SOLE                394820.00
Juniper Networks Inc           COM              48203R104     4156 165050.00SH       SOLE                165050.00
KeySpan Corporation            COM              49337w100     2363 58050.00 SH       SOLE                 58050.00
Kimberly-Clark Corp            COM              494368103      582  9300.00 SH       SOLE                  9300.00
Lehman Brothers Holdings Inc   COM              524908100     6304 63500.00 SH       SOLE                 63500.00
Lincoln National Corp          COM              534187109    11958 254850.00SH       SOLE                254850.00
McClatchy Company - Class A    COM              579489105      373  5700.00 SH       SOLE                  5700.00
Merck & Co                     COM              589331107      344 11185.00 SH       SOLE                 11185.00
Microsoft Corp                 COM              594918104     1565 63020.00 SH       SOLE                 63020.00
NSTAR                          COM              67019E107      299  9700.00 SH       SOLE                  9700.00
Nationwide Health Pptys Inc    COM              638620104      236 10000.00 SH       SOLE                 10000.00
New Plan Excel Realty Trust    COM              648053106     2034 74850.00 SH       SOLE                 74850.00
Newell Rubbermaid Inc          COM              651229106     1060 44450.00 SH       SOLE                 44450.00
Patterson-UTI Energy, Inc.     COM              703481101    15675 563250.00SH       SOLE                563250.00
Paychex Inc                    COM              704326107      911 28000.00 SH       SOLE                 28000.00
Pepsico Inc                    COM              713448108     1707 31650.00 SH       SOLE                 31650.00
Pfizer Inc                     COM              717081103     2836 102816.00SH       SOLE                102816.00
Procter & Gamble               COM              742718109    25277 479190.00SH       SOLE                479190.00
Qualcomm Inc.                  COM              747525103    18201 551375.00SH       SOLE                551375.00
Raytheon Company               COM              755111507     1512 38650.00 SH       SOLE                 38650.00
Rockwell Automation Inc        COM              773903109    22169 455125.00SH       SOLE                455125.00
Sprint Corp                    COM              852061100    24484 975850.00SH       SOLE                975850.00
Starbucks Corp                 COM              855244109     2790 54000.00 SH       SOLE                 54000.00
Sysco Corp                     COM              871829107     2291 63300.00 SH       SOLE                 63300.00
T Rowe Price Group Inc         COM              74144T108    23564 376425.00SH       SOLE                376425.00
Tidewater Inc                  COM              886423102    20411 535430.00SH       SOLE                535430.00
U S Bancorp                    COM              902973304    16920 579450.00SH       SOLE                579450.00
Unitedhealth Group Inc.        COM              91324P102      261  5000.00 SH       SOLE                  5000.00
Viacom Inc - Class B           COM              925524308     1098 34300.00 SH       SOLE                 34300.00
Weatherford International LTD  COM              G95089101     6175 106500.00SH       SOLE                106500.00
Whole Foods Market Inc         COM              966837106    14371 121575.00SH       SOLE                121575.00
Wyeth                          COM              983024100    20266 455425.00SH       SOLE                455425.00
REPORT SUMMARY			 72 DATA RECORDS			764178	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED